Consolidated Investments	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Consolidated Real Estate Properties Disclosure [Text Block]
Note 5 – Consolidated Investments

As of December 31, 2013, the major components of  the Company’s consolidated real estate properties, Springhouse at Newport News, The Reserve at Creekside Village, Enders Place at Baldwin Park, 23Hundred @ Berry Hill and MDA Apartments, were as follows:

				Furniture,
		Building and	Construction in	Fixtures and
Property	Land	Improvements	Progress	Equipment	Totals
Springhouse	$6,500,000	$27,663,473	$-	$1,107,824	$35,271,297
Creekside	1,920,000	17,953,935	-	491,111	20,365,046
Enders	4,750,000	19,262,413	-	908,405	24,920,818
Berry Hill	5,000,000	4,286,905	16,695,988	310,055	26,292,948
MDA	9,500,000	51,547,961	-	615,980	61,663,941
	$27,670,000	$120,714,687	$16,695,988	$3,433,375	$168,514,050
Less: Accumulated Depreciation	-	(4,807,728)	-	(700,977)	(5,508,705)
Totals	$27,670,000	$115,906,959	$16,695,988	$2,732,398	$163,005,345

Depreciation expense was $4,358,584 and $1,150,477 for the years ended December 31, 2013 and 2012, respectively.

Costs of intangibles related to the Company’s consolidated investments in real estate consist of the value of in-place leases and deferred financing costs.  In-place leases are amortized over the remaining term of the in-place leases, approximately a six-month term, and deferred financing costs are amortized over the life of the related loan.  Amortization expense related to the Company’s in-place leases and deferred financing costs was $1,454,192 and $1,685,593 for the years ended December 31, 2013 and 2012, respectively.

Operating Leases

The Company’s real estate assets are leased to tenants under operating leases for which the terms and expirations vary.  The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated.  The Company retains substantially all of the risks and benefits of ownership of the consolidated real estate assets leased to tenants.  Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit.  Amounts required as a security deposit vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts.  Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit.  Security deposits received in cash related to tenant leases are included in other liabilities in the accompanying consolidated balance sheets and totaled $234,184 and $234,370 as of December 31, 2013 and 2012, respectively, for the Company’s consolidated real estate properties.  No individual tenant represents over 10% of the Company’s annualized base rent for the consolidated real estate properties.